CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 162,237	$ 144,297
Restricted cash	9,527	16,192
Marketable Securities (Note 4)	0	1,664
Accounts receivable, net	21,873	28,948
Insurance claims	2,569	4,583
Due from related companies (Note 2)	1,084	1,561
Advances and other	13,097	8,800
Inventories	19,660	14,356
Prepaid insurance and other	2,354	3,568
Current portion of financial instruments-Fair value (Note 15)	140	60
Total current assets	232,541	224,029
INVESTMENTS (NOTE 3)	1,000	1,000
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion (Note 15)	1,438	45
FIXED ASSETS (Note 5)
Advances for vessels under construction	58,521	119,484
Vessels	2,710,418	2,628,094
Accumulated depreciation	(537,350)	(539,736)
Vessels' Net Book Value	2,173,068	2,088,358
Total fixed assets	2,231,589	2,207,842
DEFERRED CHARGES, net (Note 6)	17,331	17,968
Total assets	2,483,899	2,450,884
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	126,361	186,651
Payables	52,319	34,390
Due to related companies (Note 2)	6,930	2,594
Accrued liabilities	16,628	12,442
Accrued bank interest	6,058	4,785
Unearned revenue	14,014	4,907
Current portion of financial instruments-Fair value (Note 15)	5,962	13,138
Total current liabilities	228,272	258,907
LONG-TERM DEBT, net of current portion (Note 7)	1,253,937	1,255,776
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion (Note 15)	4,027	9,361
STOCKHOLDERS' EQUITY:
Preferred shares, $1.00 par value; 15,000,000 authorized and 2,000,000 Series B Preferred Shares and 2,000,000 Series C Preferred Shares issued and outstanding at December 31, 2013; no shares authorized, issued and outstanding at December 31, 2012	4,000	0
Common stock, $ 1.00 par value; 85,000,000 and 100,000,000 shares authorized at December 31, 2013 and December 31, 2012 respectively; 57,969,448 and 56,443,237 shares issued and outstanding at December 31, 2013 and 2012 respectively	57,969	56,443
Additional paid-in capital	500,737	404,391
Accumulated other comprehensive loss	(6,789)	(14,728)
Retained earnings	430,548	478,428
Total Tsakos Energy Navigation Limited stockholders' equity	986,465	924,534
Noncontrolling Interest (Note 12)	11,198	2,306
Total stockholders' equity	997,663	926,840
Total liabilities and stockholders' equity	$ 2,483,899	$ 2,450,884